General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
Schedule of General and Administrative Expenses

	Year ended December 31,
	2021	2020	2019
	(in thousands)
Stock-based compensation	$1,225	$1,194	$1,349
Professional fees	897	796	877
Salaries and benefits	1,617	828	856
Rent and office-maintenance fees	530	430	482
Investor relations and business development expenses	242	293	364
Insurance and other expenses	1,150	587	268
	$5,661	$4,128	$4,196